10. PROPERTY, PLANT AND EQUIPMENT: Schedule of Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Property, Plant and Equipment

	Land	Building and Improve- ments	Machinery and equipment	Right of Use Asset	Total

Cost
Balances, December 31, 2019	$-	$-	$12,745	$-	$12,745
Acquired from MAG	2,951,456	78,487,261	12,758,984	-	94,197,701
Acquired from PV	-	-	319,876	475,396	795,272
Additions	-	19,327	161,093	-	180,420
Disposals	-	-	(288,846)	-	(288,846)
Translation Adjustment	(72,141)	(1,916,190)	(322,354)	(16,250)	(2,326,935)
Balance, December 31, 2020	$2,879,315	$76,590,398	$12,641,498	$459,146	$92,570,357
Accumulated depreciation
Balances, December 31, 2019	$-	$-	$1,898	$-	$1,898
Depreciation	-	4,221,323	1,468,548	68,757	5,758,628
Disposals	-	-	-	-	-
Translation Adjustment	-	(217,607)	(75,006)	(1,799)	(294,412)

Balances, December 31, 2020	$-	$4,003,716	$1,395,440	$66,958	$5,466,114
Balances, December 31, 2020	$2,879,315	$72,586,682	$11,246,058	$392,188	$87,104,243